INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Insurance Group Statutory Financial Information [Abstract]
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS
The following table provides the balance, changes in and the weighted average durations of the additional insurance liabilities as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	Universal Life	Universal Life
	(Dollars in millions)
Balance, beginning of the year	$57	$57
Beginning balance before AOCI adjustments	55	57
Effect of changes in interest rate and cash flow assumptions and model changes	1	(12)
Effect of actual variances from expected experience	(3)	(4)
Adjusted beginning of the year balance	53	41
Interest accrual	3	3
Net assessments collected	10	11
Benefit payments	—	—
Ending balance before shadow reserve adjustments	66	55
Effect of reserve adjustment recorded in AOCI	(8)	2
Balance, end of the year	58	57

Net liability for additional liability	58	57
Less: Reinsurance recoverable	—	—
Net liability for additional liability, after reinsurance recoverable	$58	$57
		—
Weighted-average duration of additional liability - death benefit (years)	28.4	29.2

The following table provides the revenue, interest and weighted average interest rates, related to the additional insurance liabilities for the years ended and as of December 31, 2022 and 2021.

	Assessments		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Universal Life	$18	$16	$3	$2
Total	$18	$16	$3	$2

	December 31,
	2022	2021
Weighted Average Interest Rate
Universal Life	5.5%	5.5%
Interest accretion rate	5.5%	5.5%
The following table reconciles the net liability for future policy benefits and liability of death benefits to the liability for future policy benefits in the balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Reconciliation
Universal Life - additional liability for death benefits	$58	$57
Other (1)	220	232
Future policyholder benefits total	278	289
Other policyholder liabilities	391	277
Total	$669	$566
______________
(1)Primarily reflects Future policy benefits related to Protective Life, and Employee Benefits.
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION
For 2022, 2021 and 2020, respectively, Equitable America’s statutory net income (loss) totaled $(21) million, $(44) million and $(20) million. Statutory surplus, Capital stock and AVR totaled $420 million and $338 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022, Equitable America, in accordance with various government and state regulations, had $8 million of securities on deposit with such government or state agencies.
Dividend Restrictions
As a domestic insurance subsidiary regulated by the insurance laws of Arizona, Equitable America is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to EFS.
Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2022. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.
On April 13, 2021, the Company was granted permission by the Arizona Department of Insurance and Financial Institutions to pay an extraordinary distribution of its 2.6 million AB units to its parent, EFS. On May 14, 2021, the Company recorded the transfer of the units as a return of capital at its carrying value of $61 million.
Intercompany Reinsurance
Equitable America reinsured the no lapse guarantee riders contained in certain variable and interest-sensitive life policies to EQ AZ Life Re. Equitable America receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re held letters of credit $45 million at December 31, 2022 and 2021. These letters of credit were guaranteed by Holdings.
Prescribed and Permitted Accounting Practices
As of December 31, 2022 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and Financial Institutions and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2022.
Differences between Statutory Accounting Principles and U.S. GAAP
Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein L.P. ("AllianceBernstein") under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under U.S.GAAP; (g) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; (h) the fair valuing of all acquired assets and liabilities including intangible assets required for U.S. GAAP purchase accounting is not recognized in SAP; (i) reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under U.S. GAAP these reinsured amounts are reflected as an asset; (j) under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under U.S. GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and (k) derivatives unrealized gains and losses recognized in surplus under SAP but in income under U.S. GAAP.